Auditor fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Auditor fees
Audit fees	€ 588	€ 512	€ 419
Audit-related fees		32	64
Total	€ 588	€ 544	€ 483